Write-Downs of Long-Lived Assets	9 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
18.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2019 and December 31, 2019, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2019	As of December 31, 2019
Investment in operating leases	¥24,956	¥37,875
Property under facility operations	44,473	0
Other assets	19	812
The long-lived assets classified as held for sale as of March 31, 2019 are included in Corporate Financial Services segment, Real Estate segment, Investment and Operation segment and Overseas Business segment. The long-lived assets classified as held for sale as of December 31, 2019 are included in Corporate Financial Services segment, Real Estate segment and Overseas Business segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.
For the nine months ended December 31, 2018 and 2019, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥26 million and ¥554 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2018		Nine months ended December 31, 2019
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥16	1	¥529	2
Others *	10	—	25	—

Total	¥26	—	¥554	—

*	For the “Others,” the number of properties is omitted.
Losses of ¥16 million in Real Estate segment and ¥10 million in Overseas Business segment were recorded for the nine months ended December 31, 2018. Losses of ¥534 million in Overseas Business segment and ¥20 million in Real Estate segment were recorded for the nine months ended December 31, 2019.

For the three months ended December 31, 2018, there were no impairment losses. For the three months ended December 31, 2019, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥518 million which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2018		Three months ended December 31, 2019
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	—	¥509	1
Others *	0	—	9	—

Total	¥0	—	¥518	—

*	For the “Others,” the number of properties is omitted.
Losses of ¥518 million in Overseas Business segment were recorded for the three months ended December 31, 2019.